Reporting Entity	12 Months Ended
Dec. 31, 2020
General Information About Financial Statements [Abstract]
Reporting Entity	REPORTING ENTITY:Celestica Inc. (Celestica) is incorporated in Ontario with its corporate headquarters located in Toronto, Ontario, Canada. Celestica’s subordinate voting shares (SVS) are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE). Celestica's operating and reportable segments consist of its Advanced Technology Solutions (ATS) segment and its Connectivity & Cloud Solutions (CCS) segment. See note 26 for further detail regarding segment information.